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                                 UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              September 30, 2010
                                                          ---------------------
Check here if Amendment  / /;                         Amendment Number:

This Amendment (Check only one.):       / /  is a restatement.
                                        / /  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         CornerCap Investment Counsel, Inc.
           -------------------------------------------
Address:      The Peachtree, Suite 1700
           -------------------------------------------
              1355 Peachtree Street, N.E.
           -------------------------------------------
              Atlanta, Georgia  30309
           -------------------------------------------

Form 13F File Number: 28- 7208
                         ------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

  Name:       Thomas E. Quinn
            --------------------------------
  Title:      Chief Executive Officer
            --------------------------------
  Phone:      (404)  870-0700
            --------------------------------

Signature, Place, and Date of Signing:

      /s/ Thomas E. Quinn       Atlanta, Georgia       10/27/2010
     ---------------------     ------------------     ------------
           [Signature]            [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

    NONE

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                          Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               None
                                              -------------------
Form 13F Information Table Entry Total:          110
                                              -------------------
Form 13F Information Table Value Total:       $  352,482
                                              -------------------
                                                    (thousands)



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


           NONE
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND SHS CLAS COM              G1151C101      444    10460 SH       Sole                    10460
AEROPOSTALE COM                COM              007865108     1775    76345 SH       Sole                    76345
AETNA INC NEW COM              COM              00817Y108     2996    94765 SH       Sole                    94765
ALMOST FAMILY INC COM          COM              020409108     3362   113460 SH       Sole                   113460
ALPHA NATURAL RESOURCES INC CO COM              02076X102     4275   103898 SH       Sole                   103898
AMGEN INC COM                  COM              031162100     5648   102478 SH       Sole                   102478
APOGEE ENTERPRISES INC COM     COM              037598109     1600   174916 SH       Sole                   174916
APOLLO GROUP INC CL A          COM              037604105     4386    85410 SH       Sole                    85410
ARCHER DANIELS MIDLAND CO COM  COM              039483102     6320   197981 SH       Sole                   197981
ARROW ELECTRS INC COM          COM              042735100     4032   150855 SH       Sole                   150855
ASTORIA FINL CORP COM          COM              046265104     1744   127950 SH       Sole                   127950
AT&T INC COM                   COM              00206R102     6864   239986 SH       Sole                   239986
AZZ INC COM                    COM              002474104     1728    40325 SH       Sole                    40325
BANK OF NEW YORK MELLON CORP C COM              064058100     2773   106108 SH       Sole                   106108
BB&T CORP COM                  COM              054937107      508    21087 SH       Sole                    21087
BLOCK H & R INC COM            COM              093671105     2852   220260 SH       Sole                   220260
BUCKEYE TECHNOLOGIES INC COM   COM              118255108     2230   151625 SH       Sole                   151625
CAL DIVE INTL INC DEL COM      COM              12802T101     1657   302965 SH       Sole                   302965
CENTURYLINK INC COM            COM              156700106     6839   173305 SH       Sole                   173305
CF INDS HLDGS INC COM          COM              125269100     2797    29291 SH       Sole                    29291
CHART INDS INC COM PAR $0.01   COM              16115Q308     3347   164381 SH       Sole                   164381
CHEVRON CORP NEW COM           COM              166764100      210     2587 SH       Sole                     2587
CIGNA CORP COM                 COM              125509109     7852   219460 SH       Sole                   219460
CISCO SYS INC COM              COM              17275R102      251    11445 SH       Sole                    11445
CITY HLDG CO COM               COM              177835105     1252    40820 SH       Sole                    40820
CLIFFS NATURAL RESOURCES INC C COM              18683K101     6556   102568 SH       Sole                   102568
COCA COLA CO COM               COM              191216100      210     3596 SH       Sole                     3596
COMMSCOPE INC COM              COM              203372107     3022   127295 SH       Sole                   127295
COMPUTER SCIENCES CORP COM     COM              205363104     5989   130189 SH       Sole                   130189
CONOCOPHILLIPS COM             COM              20825C104     6489   112984 SH       Sole                   112984
CONVERGYS CORP COM             COM              212485106     4050   387572 SH       Sole                   387572
CORE MARK HOLDING CO INC COM   COM              218681104     2624    84750 SH       Sole                    84750
CORNING INC COM                COM              219350105     1061    58025 SH       Sole                    58025
COVENTRY HEALTH CARE INC COM   COM              222862104     1890    87787 SH       Sole                    87787
CRANE CO COM                   COM              224399105     2579    67987 SH       Sole                    67987
DARDEN RESTAURANTS INC COM     COM              237194105     7308   170833 SH       Sole                   170833
DIAMOND OFFSHORE DRILLING INC  COM              25271C102     4446    65605 SH       Sole                    65605
DONNELLEY R R & SONS CO COM    COM              257867101     6061   357390 SH       Sole                   357390
EMCOR GROUP INC COM            COM              29084Q100     1952    79385 SH       Sole                    79385
ENDEAVOUR INTL CORP COM        COM              212066104       48    37500 SH       Sole                    37500
ENPRO INDS INC COM             COM              29355X107     3409   108990 SH       Sole                   108990
ESTERLINE TECHNOLOGIES CORP CO COM              297425100     3405    59490 SH       Sole                    59490
EVEREST RE GROUP LTD COM       COM              G3223R108     6548    75722 SH       Sole                    75722
EXXON MOBIL CORP COM           COM              30231G102      870    14077 SH       Sole                    14077
F M C CORP COM NEW             COM              302491303     7337   107245 SH       Sole                   107245
FIRST FINL HLDGS INC COM       COM              320239106     1181   106010 SH       Sole                   106010
FREDS INC CL A                 COM              356108100     1291   109383 SH       Sole                   109383
FUSHI COPPERWELD INC COM       COM              36113E107     2332   268410 SH       Sole                   268410
GAP INC DEL COM                COM              364760108     4657   249835 SH       Sole                   249835
GOLDMAN SACHS GROUP INC COM    COM              38141G104     3126    21620 SH       Sole                    21620
HALLMARK FINL SVCS INC    EC C COM              40624Q203     2548   291510 SH       Sole                   291510
HAWKINS INC COM                COM              420261109     1738    49060 SH       Sole                    49060
HCC INS HLDGS INC COM          COM              404132102     3866   148189 SH       Sole                   148189
HELMERICH & PAYNE INC COM      COM              423452101     4444   109842 SH       Sole                   109842
INSTEEL INDUSTRIES INC COM     COM              45774W108      877    97665 SH       Sole                    97665
INTEL CORP COM                 COM              458140100     2083   108503 SH       Sole                   108503
INTERNATIONAL BUSINESS MACHS C COM              459200101      322     2401 SH       Sole                     2401
JOHNSON & JOHNSON COM          COM              478160104      406     6552 SH       Sole                     6552
JPMORGAN CHASE & CO COM        COM              46625H100     5140   135038 SH       Sole                   135038
KIMBERLY CLARK CORP COM        COM              494368103     6273    96435 SH       Sole                    96435
KINETIC CONCEPTS INC COM NEW   COM              49460W208     3261    89151 SH       Sole                    89151
KNIGHT CAP GROUP INC CL A COM  COM              499005106     1850   149305 SH       Sole                   149305
KROGER CO COM                  COM              501044101     5812   268328 SH       Sole                   268328
LAKELAND FINL CORP COM         COM              511656100     1884   100970 SH       Sole                   100970
LHC GROUP INC COM              COM              50187A107     1192    51390 SH       Sole                    51390
LINCOLN NATL CORP IND COM      COM              534187109     5096   213050 SH       Sole                   213050
MARATHON OIL CORP COM          COM              565849106     5880   177641 SH       Sole                   177641
MATTEL INC COM                 COM              577081102     5099   217354 SH       Sole                   217354
MCDONALDS CORP COM             COM              580135101      203     2730 SH       Sole                     2730
MCGRAW HILL COS INC COM        COM              580645109      676    20433 SH       Sole                    20433
MEDTRONIC INC COM              COM              585055106     4818   143476 SH       Sole                   143476
MICROSOFT CORP COM             COM              594918104     4777   195051 SH       Sole                   195051
NATIONAL OILWELL VARCO INC COM COM              637071101     7370   165725 SH       Sole                   165725
NAVIGATORS GROUP INC COM       COM              638904102     2111    47305 SH       Sole                    47305
NICOR INC COM                  COM              654086107     2909    63490 SH       Sole                    63490
NRG ENERGY INC COM NEW         COM              629377508     6385   306679 SH       Sole                   306679
OCEANEERING INTL INC COM       COM              675232102     1832    34015 SH       Sole                    34015
OLIN CORP COM PAR $1           COM              680665205     4152   205975 SH       Sole                   205975
OM GROUP INC COM               COM              670872100     1707    56665 SH       Sole                    56665
PARTNERRE LTD COM              COM              G6852T105     5739    71573 SH       Sole                    71573
PEPSICO INC COM                COM              713448108      399     6002 SH       Sole                     6002
PFIZER INC COM                 COM              717081103     6284   365976 SH       Sole                   365976
PROCTER & GAMBLE CO COM        COM              742718109      243     4058 SH       Sole                     4058
PUBLIC SVC ENTERPRISE GROUP CO COM              744573106     4903   148230 SH       Sole                   148230
RAYTHEON CO COM NEW            COM              755111507     4669   102142 SH       Sole                   102142
REGIS CORP MINN COM            COM              758932107     3851   201308 SH       Sole                   201308
REYNOLDS AMERICAN INC COM      COM              761713106     5468    92075 SH       Sole                    92075
RUBY TUESDAY INC COM           COM              781182100     2259   190350 SH       Sole                   190350
SCHLUMBERGER LTD COM           COM              806857108      220     3573 SH       Sole                     3573
SEABRIGHT HOLDINGS INC COM     COM              811656107     1819   225635 SH       Sole                   225635
SIERRA WIRELESS INC COM        COM              826516106     1824   175895 SH       Sole                   175895
SYNIVERSE HLDGS INC COM        COM              87163F106     2973   131150 SH       Sole                   131150
TESORO CORP COM                COM              881609101     1731   129560 SH       Sole                   129560
TRANSOCEAN LTD REG SHS         COM              H8817H100     5234    81419 SH       Sole                    81419
TRAVELERS COMPANIES INC COM    COM              89417E109     7544   144803 SH       Sole                   144803
TTM TECHNOLOGIES  INC COM      COM              87305R109     2898   296015 SH       Sole                   296015
UNIT CORP COM                  COM              909218109     2202    59060 SH       Sole                    59060
UNITEDHEALTH GROUP INC COM     COM              91324P102     7346   209235 SH       Sole                   209235
URS CORP NEW COM               COM              903236107     1851    48740 SH       Sole                    48740
V F CORP COM                   COM              918204108     6451    79624 SH       Sole                    79624
VALERO ENERGY CORP NEW COM     COM              91913Y100     2765   157935 SH       Sole                   157935
WELLS FARGO & CO NEW COM       COM              949746101     3562   141828 SH       Sole                   141828
WESTERN DIGITAL CORP COM       COM              958102105     6349   223646 SH       Sole                   223646
WILMINGTON TRUST CORP COM      COM              971807102      913   101645 SH       Sole                   101645
ISHARES TR RUSSELL MIDCAP      ETF              464287499      210     2320 SH       Sole                     2320
ISHARES TR RUSSELL1000VAL      ETF              464287598      260     4410 SH       Sole                     4410
ISHARES TR S&P 500 INDEX       ETF              464287200      381     3331 SH       Sole                     3331
VANGUARD INDEX FDS MID CAP ETF ETF              922908629      410     6178 SH       Sole                     6178
VANGUARD INDEX FDS SM CP VAL E ETF              922908611      421     7053 SH       Sole                     7053
VANGUARD INDEX FDS VALUE ETF   ETF              922908744      407     8360 SH       Sole                     8360